The table below presents the cash flows payable for non-derivative financial liabilities, covering the remaining contractual period to maturity as from the date of the consolidated statement of financial position. The values disclosed in this table repres (Details) - BRL (R$)
R$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Deposits from banks	R$ 266,503,096	R$ 315,320,660
Deposits from customers	625,042,668	557,746,628
Securities issued	189,015,450	134,009,560
Subordinated debt	82,258,917	46,899,137
Other financial liabilities	86,407,304	75,528,047
Total liabilities	1,249,227,435	1,129,504,032
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Deposits from banks	195,675,189	261,441,379
Deposits from customers	231,168,636	193,450,578
Securities issued	3,185,171	739,423
Subordinated debt	239,672	2,535
Other financial liabilities	56,641,586	49,615,853
Total liabilities	486,910,254	505,249,768
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Deposits from banks	15,370,250	13,437,266
Deposits from customers	25,943,198	22,163,986
Securities issued	28,204,279	17,449,438
Subordinated debt	6,319,036	5,971
Other financial liabilities	6,698,846	5,797,460
Total liabilities	82,535,609	58,854,121
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Deposits from banks	22,995,404	16,745,882
Deposits from customers	87,127,710	85,235,469
Securities issued	31,941,782	47,790,440
Subordinated debt	6,184,963	68,945
Other financial liabilities	17,372,820	9,883,756
Total liabilities	165,622,679	159,724,492
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Deposits from banks	22,756,624	8,378,815
Deposits from customers	280,433,318	256,887,231
Securities issued	117,632,325	66,068,592
Subordinated debt	30,514,482	33,230,835
Other financial liabilities	5,525,234	7,970,731
Total liabilities	456,861,983	372,536,204
Later than five years [member]
IfrsStatementLineItems [Line Items]
Deposits from banks	9,705,629	15,317,318
Deposits from customers	369,806	9,364
Securities issued	8,051,893	1,961,667
Subordinated debt	39,000,764	13,590,851
Other financial liabilities	168,818	2,260,247
Total liabilities	R$ 57,296,910	R$ 33,139,447